UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Net Cash provided by Operating Activities
Net Cash provided by Operating Activities	$ 13,023	$ 13,947
Cash Flows from Investing Activities:
Advances for vessels under construction	0	(216,559)
Net proceeds from sale of vessels	0	72,060
Returns of investments in unconsolidated joint ventures	1,340	1,449
Net Cash (used in)/provided by Investing Activities	1,340	(143,050)
Cash Flows from Financing Activities:
Proceeds from debt	0	156,201
Principal payments of debt	(7,813)	(6,906)
Prepayment of debt	0	(54,179)
Proceeds from issuance of series F preferred stock	0	47,630
Proceeds from related party debt	0	9,000
Prepayment of related party debt	0	(9,000)
Proceeds from equity offerings, gross (Note 9)	13,561	9,217
Equity offerings costs	(1,260)	(574)
Dividends of Preferred shares (Note 5 and 12)	(3,485)	(6,921)
Payment of financing costs	0	(3,468)
Redemption of preferred shares	(26,293)	0
Proceeds from warrant exercises, net	12	0
Net Cash provided by/(used in) Financing Activities	(25,278)	141,000
Net increase/(decrease) in cash and cash equivalents and restricted cash	(10,915)	11,897
Cash and cash equivalents and restricted cash at beginning of year	24,544	6,370
Cash and cash equivalents and restricted cash at end of the period	13,629	18,267
Cash breakdown
Cash and cash equivalents	9,629	14,267
Restricted cash, non-current	4,000	4,000
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/ Accrued liabilities/ Due to related parties	0	155
Interest paid net of capitalized interest	8,814	4,414
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	16	100
Dividends of Preferred shares included in Due to Related Parties	0	1,369
Offering expenses included in liabilities	0	141
Deemed dividend equivalents on Series F Shares related to redemption value	0	14,400
Settlement of Due to related parties with the issuance of Series F Shares	0	24,370
Related party S&P commissions relating to Proceeds from vessel sales included in Due to related parties	$ 0	$ 346